PROPERTY, PLANT AND EQUIPMENT - Schedule of Breakdown of Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 477,921,441
Ending balance	482,127,908	$ 477,921,441
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,179,854,760	1,157,236,921
Additions	37,124,148	26,927,682
Disposal	(4,231,077)	(4,309,843)
Transfers	0	0
Ending balance	1,212,747,831	1,179,854,760
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(701,933,319)	(664,099,589)
Disposal	3,844,986	3,863,417
Depreciation	(32,531,590)	(41,697,147)
Ending balance	(730,619,923)	(701,933,319)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,210,098
Ending balance	6,157,733	6,210,098
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,210,098	6,219,522
Additions	72	0
Disposal	(52,437)	(9,424)
Transfers	0	0
Ending balance	6,157,733	6,210,098
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	303,356,642	300,979,660
Additions	858,529	488,183
Disposal	(2,328,480)	(1,964,150)
Transfers	4,725,307	3,852,949
Ending balance	306,611,998	303,356,642
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(224,166,113)	(217,764,600)
Disposal	2,328,480	1,782,024
Depreciation	(5,782,480)	(8,183,537)
Ending balance	(227,620,113)	(224,166,113)
Machinery, equipment and spare parts
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	349,634,093
Ending balance	339,259,490	349,634,093
Machinery, equipment and spare parts | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	622,847,074	608,464,616
Additions	0	0
Disposal	(1,231,979)	(370,246)
Transfers	6,500,298	14,752,704
Ending balance	628,115,393	622,847,074
Machinery, equipment and spare parts | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(273,212,981)	(256,984,789)
Disposal	1,113,988	298,150
Depreciation	(16,756,910)	(16,526,342)
Ending balance	(288,855,903)	(273,212,981)
Transportation and load vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,173,697
Ending balance	6,841,896	7,173,697
Transportation and load vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	78,262,825	75,590,036
Additions	0	0
Disposal	(617,440)	(691,216)
Transfers	1,876,150	3,364,005
Ending balance	79,521,535	78,262,825
Transportation and load vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(71,089,128)	(66,566,633)
Disposal	401,913	601,469
Depreciation	(1,992,424)	(5,123,964)
Ending balance	(72,679,639)	(71,089,128)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	574,137
Ending balance	532,842	574,137
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21,775,614	21,357,079
Additions	0	0
Disposal	(741)	(10,381)
Transfers	163,076	428,916
Ending balance	21,937,949	21,775,614
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(21,201,477)	(20,780,972)
Disposal	605	10,381
Depreciation	(204,235)	(430,886)
Ending balance	(21,405,107)	(21,201,477)
Fields and quarries
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	29,449,339
Ending balance	33,757,180	29,449,339
Fields and quarries | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	137,963,973	128,964,236
Additions	423,695	233,520
Disposal	0	(1,257,868)
Transfers	11,479,491	10,024,085
Ending balance	149,867,159	137,963,973
Fields and quarries | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(108,514,634)	(98,460,911)
Disposal	0	1,164,835
Depreciation	(7,595,345)	(11,218,558)
Ending balance	(116,109,979)	(108,514,634)
Tools
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	543,136
Ending balance	624,447	543,136
Tools | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,292,122	4,166,935
Additions	0	0
Disposal	0	(6,558)
Transfers	281,507	131,745
Ending balance	4,573,629	4,292,122
Tools | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,748,986)	(3,541,684)
Disposal	0	6,558
Depreciation	(200,196)	(213,860)
Ending balance	(3,949,182)	(3,748,986)
Works in process
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,146,412
Ending balance	15,962,435	5,146,412
Works in process | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,146,412	11,494,837
Additions	35,841,852	26,205,979
Disposal	0	0
Transfers	(25,025,829)	(32,554,404)
Ending balance	$ 15,962,435	$ 5,146,412